Tax	12 Months Ended
Dec. 31, 2022
Tax
Tax

7 Tax

NatWest Group’s corporate income tax charge for the period is set out below, together with a reconciliation to the expected tax charge calculated using the UK standard corporation tax rate and details of the NatWest Group’s deferred tax balances.

For accounting policy information see Accounting policies note 3.7.

Analysis of the tax charge for the year

The tax charge comprises current and deferred tax in respect of profits and losses recognised or originating in the income statement. Tax on items originating outside the income statement is charged to other comprehensive income or direct to equity (as appropriate) and is therefore not reflected in the table below.

Current tax is tax payable or recoverable in respect of the taxable profit or loss for the year and any adjustments to tax payable in prior years. Deferred tax is explained on page 56.

	2022	2021	2020
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,611)	(1,036)	(191)
Over provision in respect of prior years	100	31	86
	(1,511)	(1,005)	(105)
Deferred tax
Credit/(charge)for the year	47	(185)	176
UK tax rate change impact (1)	(10)	165	75
Net increase/(decrease) in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses	267	12	(130)
(Under)/over provision in respect of prior years (2)	(68)	17	(90)
Tax charge for the year	(1,275)	(996)	(74)

(1)

It was announced in the UK Government’s budget on 27 October 2021 that the main UK banking surcharge will decrease from 8% to 3% from 1 April 2023. This legislative change was enacted on 24 February 2022.

(2)	Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

7 Tax continued

Factors affecting the tax charge for the year

Taxable profits differ from profits reported in the income statement as certain amounts of income and expense may not be taxable or deductible. In addition, taxable profits may reflect items that have been included outside the income statement (for instance, in other comprehensive income) or adjustments that are made for tax purposes only.

The expected tax charge for the year is calculated by applying the standard UK corporation tax rate of 19% (2021 and 2020 – 19%) to the Operating profit or loss before tax in the income statement.

The actual tax charge differs from the expected tax charge as follows:

	2022	2021	2020
Continuing operations	£m	£m	£m
Expected tax (charge)/credit	(975)	(766)	92
Losses and temporary differences in year where no deferred tax asset recognised	(118)	(51)	(43)
Foreign profits taxed at other rates	(62)	(11)	(29)
Non deductible goodwill impairment	—	(16)	—
Items not allowed for tax:
- losses on disposals and write-downs	(10)	(55)	(22)
- UK bank levy	(20)	(18)	(32)
- regulatory and legal actions	(7)	(74)	14
- other disallowable items	(51)	(28)	(70)
Non-taxable items:
- RPI related uplift on index linked gilts (1)	67	—	—
- other non-taxable items	29	73	28
Taxable foreign exchange movements	(19)	8	(3)
Unrecognised losses brought forward and utilised	6	10	16
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	272	(9)	7
- RoI losses	(5)	(27)	(137)
- Netherlands losses	—	48	—
Banking surcharge	(447)	(341)	(27)
Tax on paid-in equity dividends	43	48	61
UK tax rate change impact	(10)	165	75
Adjustments in respect of prior years	32	48	(4)
Actual tax charge	(1,275)	(996)	(74)

(1)The tax impact of this adjustment (£135 million credit) is allocated across the RPI related uplift on index linked gilts, Adjustments in respect of prior years and Banking surcharge reconciling items.

Judgment: tax contingencies

NatWest Group’s corporate income tax charge and its provisions for corporate income taxes necessarily involve a degree of estimation and judgment. The tax treatment of some transactions is uncertain and tax computations are yet to be agreed with the tax authorities in a number of jurisdictions. NatWest Group recognises anticipated tax liabilities based on all available evidence and, where appropriate, in the light of external advice. Any difference between the final outcome and the amounts provided will affect current and deferred income tax charges in the period when the matter is resolved.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable in respect of temporary differences where the carrying amount of an asset or liability differs for accounting and tax purposes. Deferred tax liabilities reflect the expected amount of tax payable in the future on these temporary differences. Deferred tax assets reflect the expected amount of tax recoverable in the future on these differences.

The net deferred tax asset recognised by the NatWest Group is shown below, together with details of the accounting judgments and tax rates that have been used to calculate the deferred tax. Details are also provided of any deferred tax assets or liabilities that have not been recognised on the balance sheet.

Analysis of deferred tax

	£m	£m
Deferred tax asset	(2,178)	(1,195)
Deferred tax liability	227	359
Net deferred tax asset	(1,951)	(836)

7 Tax continued

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	(4)	(64)	(85)	480	(905)	(32)	(610)
Charge/(credit) to income statement:
- continuing operations	19	21	(5)	(10)	(1)	(33)	(9)
- discontinued operations	—	—	—	—	3	—	3
Charge/(credit) to other comprehensive income	10	—	(7)	(222)	—	(5)	(224)
Currency translation and other adjustments	(1)	1	—	—	4	—	4
At 1 January 2022	24	(42)	(97)	248	(899)	(70)	(836)
Charge/(credit) to income statement:
- continuing operations	1	(43)	14	(171)	(51)	14	(236)
- discontinued operations	—	—	—	—	—	—	—
(Credit)/charge to other comprehensive income	(2)	—	1	(913)	—	(2)	(916)
Currency translation and other adjustments	—	10	—	31	(2)	(2)	37
At 31 December 2022	23	(75)	(82)	(805)	(952)	(60)	(1,951)

(1)	The in-year movement predominantly relates to cash flow hedges.

Deferred tax assets in respect of carried forward tax losses are recognised if the losses can be used to offset probable future taxable profits after taking into account the expected reversal of other temporary differences. Recognised deferred tax assets in respect of tax losses are analysed further below.

	2022	2021
	£m	£m
UK tax losses carried forward
- NWM Plc	3	56
- NWB Plc	445	608
- RBS plc	452	176
Total	900	840
Overseas tax losses carried forward
- UBIDAC	6	11
- NWM N.V.	46	48
	952	899

Critical accounting policy: Deferred tax

NatWest Group has recognised a deferred tax asset of £2,178 million (2021 - £1,195 million) and a deferred tax liability of £227 million (2021 - £359 million). These include amounts recognised in respect of UK and overseas tax losses of £952 million (2021 - £899 million).

It was announced in the UK Government’s budget on 27 October 2021 that the UK banking surcharge will decrease from 8% to 3% from 1 April 2023. This legislative change was enacted on 24 February 2022. NatWest Group’s closing deferred tax assets and liabilities have therefore been recalculated taking into account this change of rate and the applicable period the deferred tax assets and liabilities are expected to crystallise.

Judgment – NatWest Group has considered the carrying value of deferred tax assets and concluded that, based on management’s estimates, sufficient taxable profits will be generated in future years to recover recognised deferred tax assets.

Estimate – These estimates are partly based on forecast performance beyond the horizon for management’s detailed plans. They have regard to inherent uncertainties, such as climate change. The deferred tax assets in NWM Plc and UBIDAC are supported by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2022.

UK tax losses

Under UK tax rules, tax losses can be carried forward indefinitely. As the recognised tax losses in NatWest Group arose prior to 1 April 2015, credit in future periods is given against 25% of profits at the main rate of UK corporation tax, excluding the Banking Surcharge rate introduced by The Finance (No. 2) Act 2015.

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NWM Plc - A deferred tax asset of £3 million (2021 - £56 million) has been recognised in respect of losses of £12 million, and is now entirely supported by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2022. NWM Plc expects that the balance of recognised deferred tax asset at 31 December 2022 will be recovered by the end of 2027. Of the losses remaining, £5,538 million have not been recognised in the deferred tax balance at 31 December 2022.

NWB Plc – A deferred tax asset of £445 million (2021 - £608 million) has been recognised in respect of losses of £1,847 million of total losses of £2,718 million carried forward at 31 December 2022. The losses arose principally as a result of significant impairment and conduct charges between 2009 and 2012 during challenging economic conditions in the UK banking sector. NWB Plc returned to tax profitability during 2015 and expects the deferred tax asset to be utilised against future taxable profits by the end of 2027.

RBS plc – A deferred tax asset of £452 million (2021 - £176 million) has been recognised in respect of losses of £1,821 million of total losses of £3,692 million carried forward at 31 December 2022. The losses were transferred from NatWest Markets Plc as a consequence of the ring fencing regulations. RBS plc expects the deferred tax asset to be utilised against future taxable profits by the end of 2029.

Overseas tax losses

UBIDAC – A deferred tax asset of £6 million (2021 - £11 million) has been recognised in respect of losses of £48 million, and is now entirely supported by way of future reversing taxable temporary differences on which deferred tax liabilities are recognised at 31 December 2022.

NatWest Market N.V. (NWM N.V.) - A deferred tax asset of £46 million (2021 - £48 million) has been recognised in respect of losses of £186 million of total losses of £2,914 million carried forward at 31 December 2022. NWM N.V. Group considers it to be probable, based on its 5 year budget forecast, that future taxable profit will be available against which the tax losses and tax credits can be partially utilised. The tax losses and the tax credits have no expiry date.

Unrecognised deferred tax

Deferred tax assets of £5,534 million (2021 - £5,437 million; 2020 - £4,965 million) have not been recognised in respect of tax losses and other deductible temporary differences carried forward of £25,742 million (2021 - £24,699 million; 2020 - £25,091 million) in jurisdictions where doubt exists over the availability of future taxable profits. Of these losses and other deductible temporary differences, £75 million expire within five years and £4,774 million thereafter. The balance of tax losses and other deductible temporary differences carried forward has no expiry date.

Deferred tax liabilities of £257 million (2021 - £302 million; 2020 - £242 million) on aggregate underlying temporary differences of £1,010 million (2021 - £1,032 million; 2020 £1,021 million) have not been recognised in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches. Retained earnings of overseas subsidiaries are expected to be reinvested indefinitely or remitted to the UK free from further taxation. No taxation is expected to arise in the foreseeable future in respect of held-over gains on which deferred tax is not recognised. Changes to UK tax legislation largely exempts from UK tax overseas dividends received on or after 1 July 2009.